Loss Per Share	6 Months Ended
Jun. 30, 2024
Loss Per Share [Abstract]
Loss per Share

7. Loss per Share

	SIX MONTHS ENDED
Loss per share	JUNE 30, 2024	JUNE 30, 2023
Loss attributable to owners of the Company	(4,339,832)	(5,944,728)
Weighted average number of shares outstanding	2,060,714	209,955
Basic and diluted loss per share	(2.11)	(28.31)

	SIX MONTHS ENDED
Loss per share for continuing operations	JUNE 30, 2024	JUNE 30, 2023
Loss attributable to owners of the Company	(4,339,832)	(4,523,866)
Weighted average number of shares outstanding	2,060,714	209,955
Basic and diluted loss per share	(2.11)	(21.55)

For the six months ended June 30, 2024 and June 30, 2023 basic and diluted loss per share are calculated based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the stock option plans or for warrants, as they would be anti-dilutive. As of June 30, 2024, the Company had 404,608 options outstanding under its stock option plan. The average number of options outstanding between January 1, 2024 and June 30, 2024 was 186,563 (32,698 for the period between January 1, 2023 and June 30, 2023).